SHARE CAPITAL (Details 8) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE CAPITAL
Deferred Share Units Beginning Balance	659,000	303,000
Deferred Share Units, Granted - February 11, 2022	450,000	356,000
Deferred Share Units, Ending Balance	1,109,000	659,000
Weighted average, Deferred Share Units, Beginning Balance	$ 0.30	$ 0.36
Weighted average fair value, Deferred Share Units, Granted - February 11, 2022	0.18	0.26
Weighted average, Deferred Share Units, Ending Balance	$ 0.25	$ 0.30